Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-trade accounts receivable	$ 13,636	$ 11,654
Accumulated depreciation on vessel and equipment	382,063	351,092
Accumulated depreciation vessels under capital leases	$ 144,636	$ 133,228